Schedule of loan from related party transactions (Details) - Mr Kevin Cox [Member]	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Related Party Transaction [Line Items]
Relationship	Executive Director and Chief Executive Officer
Loans from related parties			£ 671,809